Share-Based Compensation - Share Options Rollforward (Details) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Number of Options
Beginning balance (in shares) | shares	5,936,239
Granted (in shares) | shares	426,875
Exercised (in shares) | shares	(67,839)
Canceled or forfeited (in shares) | shares	(545,431)
Ending balance (in shares) | shares	5,749,844	5,936,239
Exercisable (in shares) | shares	2,138,181
Vested and expected to vest (in shares) | shares	5,749,844
Weighted-Average Exercise Price
Beginning balance weighted average exercise price (usd per share) | $ / shares	$ 17.71
Granted weighted average exercise price (usd per share) | $ / shares	11.61
Exercised weighted average exercise price (usd per share) | $ / shares	1.07
Canceled or forfeited weighted average exercise price (usd per share) | $ / shares	19.41
Ending balance weighted average exercise price (usd per share) | $ / shares	17.30	$ 17.71
Exercisable weighted average exercise price (usd per share) | $ / shares	18.22
Vested and expected to vest weighted average exercise price (usd per share) | $ / shares	$ 17.30
Weighted-Average Remaining Contractual Term (Years)
Weighted average contractual term outstanding (years)	8 years	9 years
Weighted average contractual term exercisable (years)	6 years 9 months 18 days
Weighted average contractual term vested and expected to vest (years)	8 years
Aggregate Intrinsic Value
Options outstanding (aggregate intrinsic value) | $	$ 7,624	$ 11,873
Options exercisable (aggregate intrinsic value) | $	5,490
Options vested and expected to vest (aggregate intrinsic value) | $	$ 7,624